Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2021
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets, net
	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Advance to suppliers	16,651	39,176
Input GST (India)	1,076	769
Receivables from supply chain service providers	13,348	5,581
Expected return assets	97	2
Deferred IPO expenses	5,377	8,847
Other receivables	4,705	11,413
Allowance for doubtful accounts	(4,006)	(674)
Prepaid expenses and other current assets, net	37,248	65,114

Schedule of other current assets
	Year Ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	8,232	8,131	4,006
(Reversal) additions for the year	(101)	2,173	(886)
Written off for the year	-	(6,298)	(2,446)
Balance at the end of year	8,131	4,006	674